Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2020-1

Asset-Backed Notes

Sample Receivable Agreed-Upon Procedures

Report To:

VW Credit, Inc.

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

4 May 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

VW Credit, Inc.

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

2200 Ferdinand Porsche Drive

Herndon, Virginia 20171

Re:	Volkswagen Auto Loan Enhanced Trust 2020-1 (the “Issuing Entity”)

Asset-Backed Notes (the “Notes”)

Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by VW Credit, Inc. (the “Sponsor”), Volkswagen Auto Lease/Loan Underwritten Funding, LLC (the “Depositor”), Barclays Capital Inc. (“Barclays”), BNP Paribas Securities Corp. (“BNP Paribas”) and TD Securities (USA) LLC (“TD Securities,” together with the Sponsor, Depositor, Barclays and BNP Paribas, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool of motor vehicle retail installment sale contracts and/or installment loans that are secured by new and used automobiles, minivans and sport utility vehicles (the “Receivables”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.

An electronic data file labeled “VALET 2020-1 Pool Cut-Barclays selection.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Receivables as of 31 March 2020 (the “Cut-off Date”),

b.	Imaged copies of:

i.

The retail installment sale(s) contract simple finance charge, motor vehicle retail installment sale(s) contract simple finance charge, simple interest vehicle contract for sale and security agreement, retail purchase agreement, credit sale contract, correction letter or other related documents (collectively and as applicable, the “Contract”),

ii.

The certificate of title, title application, vehicle title application, application for registration, application for certificate of title with/without registration, application for title or registration, application for certificate of title, application for registration of new vehicle, certificate of origin for a vehicle or other related documents (collectively and as applicable, the “Title”),

iii.	Certain printed title details screen shots from the Sponsor’s loan servicing system (collectively and as applicable, the “Title Details Screen Shots”),

iv.	The odometer disclosure statement, as applicable (the “Odometer Disclosure Statement”),

v.	Certain printed screen shots and payment histories from the Sponsor’s loan servicing system (collectively, the “System Screen Shots”) and

vi.

The automobile insurance identification card, agreement to provide insurance, agreement to furnish insurance policy, insurance binder, letter of coverage, insurance coverage acknowledgement, financial responsibility identification card, insurance coverage, additional information and verification or other related documents (collectively and as applicable, the “Agreement to Provide Insurance,” together with the Contract, Title, Title Details Screen Shots, Odometer Disclosure Statement and System Screen Shots, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Receivable (as defined in Attachment A), as applicable,

c.

A schedule (the “Accounting Universe Schedule,” together with the Source Documents, the “Sources”) that the Sponsor, on behalf of the Depositor, indicated contains information, as applicable, relating to the manufacturer’s suggested retail price, used vehicle value, number of days delinquent and current balance of each Sample Receivable,

d.	A schedule (the “Vehicle Model Mapping File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the vehicle model corresponding to certain Sample Receivables,

e.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File, which is shown on Exhibit 1 to Attachment A, and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data File, Sources, Vehicle Model Mapping File, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Vehicle Model Mapping File or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator(s) of the Receivables complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 May 2020

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 175 Receivables from the Data File (the “Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables or the methodology they instructed us to use to select the Sample Receivables from the Data File.

For the purpose of the procedures described in this report, the 175 Sample Receivables are referred to as Sample Receivable Numbers 1 through 175.

2.	For each Sample Receivable, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources or the Data File, as applicable, and subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

b.

Observed that the Sponsor, Audi Financial Services or an entity or subsidiary of the Sponsor or Audi Financial Services was named the lien holder, legal owner, secured party or security interest holder (collectively, the “Owner”), as shown on the Title or Title Details Screen Shots, as applicable, or that the Owner had assigned the motor vehicle securing the Sample Receivable to the Sponsor, Audi Financial Services or an entity or subsidiary of the Sponsor or Audi Financial Services, as shown on the Title or Title Details Screen Shots, as applicable, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

c.	Observed that the Contract contained a truth-in-lending disclosure statement.

d.	Observed the existence of an Agreement to Provide Insurance.

e.

Observed that the corresponding Contract contained a signature in the buyer signature section of such Contract. We performed no procedures to determine the validity of the signature contained in the buyer signature section of such Contract.

Attachment A Page 2 of 2

2. (continued)

f.

Observed that the Contract contained two buyer names or information in the co-buyer section for each Sample Receivable with a co-buyer flag value of “Y,” as shown on the Data File. We performed no procedures to determine the validity of any information in the co-buyer section of the Contract.

Exhibit 1 to Attachment A Page 1 of 4

Sample Characteristics and Sources

Sample Characteristic	Data File Field Name	Source(s)	Note(s)
Loan account number	PCD_ACCT_NBR	Contract	i.

Vehicle identification number	VIN	Contract

Vehicle manufacturer	VEHICLEMAKE	Contract	ii.

Model year	VEHICLEYR	Contract

Vehicle model	VEHICLESHORTMODEL	Contract or Odometer Disclosure Statement	iii.

Origination date	EFFECTIVEDATE	Contract	iv.

Contract loan amount	FINANCEDAMT	Contract

Monthly payment amount	MOPMT	Contract

Original term	ORIGTERM	Contract

Contract rate	CONTRACTRATE	Contract

First payment date	FIRST_PMT_DUE_DT	Contract	iv.

Garaging state	GARAGINGSTATE	Contract or System Screen Shots	v.

Origination state	ORIGSTATE	Contract

New/used	NEWUSEDIND	Contract, Odometer Disclosure Statement or System Screen Shots	vi.

Original maturity date	MATURITYDATE	Contract and recalculation	iv., vii.

Approval type	AUTOAPPROVAL	System Screen Shots	viii.

FICO score	FICO	System Screen Shots

Remaining term	CURR_REMTERM	Recalculation	ix.

Manufacturer’s suggested retail price	MSRP	Accounting Universe Schedule	x.

Used vehicle value	USED_VEHICLE_VALUE	Accounting Universe Schedule	xi.

Days Delinquent	DAYSDELINQ	Accounting Universe Schedule

Current principal outstanding balance	PRINCIPALBALANCEUNPAID	Accounting Universe Schedule

Exhibit 1 to Attachment A Page 2 of 4

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the vehicle manufacturer Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

iii.	For the purpose of comparing the vehicle model Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 134), the Sponsor, on behalf of the Depositor, instructed us to:

a.	Use the Contract as the Source, in accordance with the decode information shown on the Vehicle Model Mapping File, as applicable, and

b.	Ignore differences due to abbreviation, truncation or spelling errors.

For the purpose of comparing the vehicle model Sample Characteristic for Sample Receivable Number 134, the Sponsor, on behalf of the Depositor, instructed us to use the Odometer Disclosure Statement as the Source.

iv.	For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- 10 days or less.

v.

For the purpose of comparing the garaging state Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 122, 150, 156 and 173), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity that occurred after the Cut-off Date. For the purpose of comparing the garaging state Sample Characteristic for Sample Receivable Numbers 122, 150, 156 and 173, the Sponsor, on behalf of the Depositor, instructed us to:

a.	Use the System Screen Shots as the Source and

b.	Only consider account activity that occurred on or prior to the Cut-off Date.

Notes: (continued)	Exhibit 1 to Attachment A Page 3 of 4

vi.

For the purpose of comparing the new/used Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 40), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source, subject to the additional instruction in the succeeding paragraph(s) of this note.

For the purpose of comparing the new/used Sample Characteristic for each Sample Receivable with a new/used value, as shown on the Data File, that is different than the new/used value, as shown on the Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a new/used value of:

a.	“N,” as shown on the Data File, if the corresponding odometer reading, as shown on the Odometer Disclosure Statement, is less than 10,000 miles and

b.	“U,” as shown on the Data File, if the corresponding odometer reading, as shown on the Odometer Disclosure Statement, is greater than or equal to 10,000 miles.

For the purpose of comparing the new/used Sample Characteristic for Sample Receivable Number 40, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source.

vii.

For the purpose of comparing the original maturity date Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original maturity date by:

a.	Subtracting one month from the original term, as shown on the Contract, and

b.	Adding the number of months obtained in a. to the first payment date, as shown on the Contract (and in accordance with any other applicable note(s)).

viii.

For the purpose of comparing the approval type Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with an approval type value of:

a.	“N” if the status history is “Recommend: Approve” or “Recommend: Pending” and

b.	“Y” if the status history is “Recommend: Auto Approve,”

all as shown on the System Screen Shots.

ix.	For the purpose of comparing the remaining term Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term by:

a.	Calculating the difference in months between the:

1.	Current maturity date, as shown on the Data File, and

2.	Cut-off Date

and

b.	Subtracting one month from the result obtained in a. above.

Notes: (continued)	Exhibit 1 to Attachment A Page 4 of 4

x.

The Sponsor, on behalf of the Depositor, instructed us only to compare the manufacturer’s suggested retail price Sample Characteristic for Sample Receivables with a new/used value of “N,” as shown on the Data File.

xi.	The Sponsor, on behalf of the Depositor, instructed us only to compare the used vehicle value Sample Characteristic for Sample Receivables with a new/used value of “U,” as shown on the Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.